Investment in Associates	12 Months Ended
Dec. 31, 2025
Investment in Associates [Abstract]
INVESTMENT IN ASSOCIATES
NOTE 7:-	INVESTMENT IN ASSOCIATES

MitoCareX Transaction

On March 10, 2022, the Company entered into a Founders and Investment Agreement with Dr. Alon Silberman (the “MitoCareX Agreement”). Pursuant to the MitoCareX Agreement, the Company invested an initial amount of $700 during 2022. As of December 31, 2022, the Company owned 31.48% of the outstanding shares of MitoCare X Bio Ltd. (“MitoCareX”).

On February 17, 2023, MitoCareX achieved its first milestone pursuant to the MitoCareX Agreement. As a result of MitoCareX meeting this milestone, the Company invested an additional $400 in MitoCareX and increased its share ownership in MitoCareX from 31.48% to 41.92%.

On November 25, 2023, MitoCareX achieved its second milestone pursuant to the MitoCareX Agreement. As a result of MitoCareX meeting this milestone, the Company invested an additional sum of $600 in MitoCareX and increased its share ownership in MitoCareX from 41.92% to 52.73%. Notwithstanding the above, the Company and MitoCareX agreed for the additional $600 installment to be deferred to March 25, 2024, and the $600 installment was paid on March 11, 2024.

On February 25, 2025, the Company entered into a securities purchase and exchange agreement with Nexentis Technologies Inc. (“Nexentis”, formerly known as “N2OFF, Inc.”) to sell its stake in the issued and outstanding shares of MitoCareX for $700 and 490,751 shares of common stock of Nexentis, representing 17.70% of the total outstanding shares of Nexentis on a fully diluted basis.

As a result of the sale of its holdings in MitoCareX, the Company recorded a gain from sale of an associate in the amount of $2,231 for the year ended December 31, 2025.

The investment in MitoCareX was accounted for as an equity method investment, in accordance with IAS 28, “Investment in Associates and Joint Ventures”. For the year ended December 31, 2025, the Company recorded equity losses from the investment in MitoCareX in the amount of $500 ($429 and $210 for the years ended December 31, 2024 and 2023, respectively).

The table below summarizes the changes in carrying value of the investment in MitoCareX:

Balance at January 1, 2023	$591
Investment following achievement of first milestone	400
Equity losses from investment in MitoCareX	(210)

Balance at December 31, 2023	$781

Investment following achievement of second milestone	600
Equity losses from investment in MitoCareX	(429)
Balance at December 31, 2024	$952

Equity losses from investment in MitoCareX	$(500)
Investment in 2025	43
Sale of investment in MitoCareX	(495)
Balance at December 31, 2025	$-